Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities

The following table presents the components of other long-term liabilities as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Purchase obligations	$132,504	$128,739
Provision for vacation pay	33,094	31,310
Accrued expenses on evacuation(*)	41,805	—
Other	18,075	10,558
	$225,478	$170,607